Chapter 11 - NSNCo Restructuring (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 18, 2022	Sep. 02, 2021	Dec. 31, 2021	Feb. 22, 2022	Jan. 20, 2022	Nov. 30, 2021	Nov. 02, 2021	Feb. 10, 2021
Reorganization, Chapter 11 [Line Items]
Remeasurement of terminated lease to allowed claim			$ 186
Derecognition of rig asset and finance liability			$ 10
Subsequent Event
Reorganization, Chapter 11 [Line Items]
Rig asset derecognized				$ 175
Financial liability, rig asset derecognized				$ 158
Subsequent Event | Minimum
Reorganization, Chapter 11 [Line Items]
Interim transition bareboat agreement period	6 months
Subsequent Event | Maximum
Reorganization, Chapter 11 [Line Items]
Interim transition bareboat agreement period	9 months
SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)						100.00%	50.00%
Extinguishment of debt		$ 400
SeaMex | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)					100.00%
NSNCo | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)							100.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal								100.00%
NSNCo | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners					35.00%
NSNCo | NSNCo Noteholders | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal					65.00%